COMMITMENTS AND CONTINGENCIES (Details Textual) (USD $)	12 Months Ended		1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2014	Sep. 30, 2014
Commitments and Contingencies Disclosure [Line Items]
Loss Contingency, Name of Plaintiff		Viatar CTC Solutions
Loss Contingency, Name of Defendant		Bridgemedica
Loss Contingency, Damages Sought, Value		$ 1,500,000
Loss Contingencies Delinquent Payments		179,000
Accrued Liabilities, Current	469,700	374,476		346,987
Annual Royalty Payment Description	The total minimum annual royalty payments for the first year after regulatory approval is obtained will be $200,000 or zero depending on the product category; thereafter minimum annual payments will be zero or in the range of $400,000 to $1,000,000, depending primarily on whether the Company obtains regulatory approval for additional product categories. In the event the Company achieves $50 million of annual sales, either cumulatively or for certain product categories in a single year, additional payments of $500,000 would be due.
Milestone Payments	300,000
License Agreement One Time Fee Payment, Percentage	5.00%
License Agreement Annual Cap Amount		200,000
License Agreement Annual Cap Description		The annual cap for subsequent years has not been negotiated, and the cap will expire in its entirety once the Company obtains regulatory approval to sell a licensed product or raises an aggregate of $15 million of financing.
Bridgemedica LLC [Member]
Commitments and Contingencies Disclosure [Line Items]
Stock Issued During Period, Shares, New Issues			150,000
Loss Contingency Accrual, Payments	20,000		20,000
Accrued Liabilities, Current	$ 168,593			$ 5,000
Minimum [Member]
Commitments and Contingencies Disclosure [Line Items]
Percentage Of Royalty Payments	2.75%
Maximum [Member]
Commitments and Contingencies Disclosure [Line Items]
Percentage Of Royalty Payments	10.00%